Balance Sheet Components	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

3. Balance Sheet Components

The components of certain balance sheet amounts are as follows:

Accounts Receivable – Accounts receivable are presented net of allowance for doubtful accounts. The allowance for doubtful accounts as of September 30, 2021 and December 31, 2020 was $675,806 and $892,352, respectively.

Subscription Acquisition Costs – Subscription acquisition costs include the incremental costs of obtaining a contract with a customer, paid to external parties, if it expects to recover those costs. The current portion of the subscription acquisition costs as of September 30, 2021 and December 31, 2020 was $31,257,268 and $28,146,895, respectively, on the condensed consolidated balance sheets. The noncurrent portion of the subscription acquisition costs as of September 30, 2021 and December 31, 2020 was $18,682,545 and $13,358,585, respectively, on the condensed consolidated balance sheets.

Certain contract amendments resulted in a modification to the subscription acquisition costs that will be recognized on a prospective basis in the same proportion as the revenue that has not yet been recognized (further details are provided under the heading Contract Balances in Note 12).

Property and Equipment – Property and equipment are summarized as follows:

	As of
	September 30, 2021	December 31, 2020
Office equipment and computers	$1,267,898	$1,341,292
Furniture and fixtures	1,005	19,997
Leasehold improvements	-	345,516
	1,268,903	1,706,805
Less accumulated depreciation and amortization	(600,240)	(577,367)
Net property and equipment	$668,663	$1,129,438

Depreciation and amortization expense for the three months ended September 30, 2021 and 2020 was $114,165 and $102,067, respectively. Depreciation and amortization expense for the nine months ended September 30, 2021 and 2020 was $333,891 and $536,729, respectively. Depreciation and amortization expense is included in selling and marketing expenses and general and administrative expenses, as appropriate, on the condensed consolidated statements of operations.

Platform Development – Platform development costs are summarized as follows:

	As of
	September 30, 2021	December 31, 2020
Platform development	$19,497,520	$16,027,428
Less accumulated amortization	(11,485,813)	(8,671,820)
Net platform development	$8,011,707	$7,355,608

A summary of platform development activity for the nine months ended September 30, 2021 and year ended December 31, 2020 is as follows:

	As of
	September 30, 2021	December 31, 2020
Platform development beginning of period	$16,027,428	$10,678,692
Payroll-based costs capitalized during the period	3,016,924	3,750,541
Total capitalized costs	19,044,352	14,429,233
Stock-based compensation	1,347,624	1,608,995
Dispositions	(894,456)	(10,800)
Platform development end of period	$19,497,520	$16,027,428

Amortization expense for the three months ended September 30, 2021 and 2020, was $1,143,673 and $909,631, respectively. Amortization expense for the nine months ended September 30, 2021 and 2020, was $3,272,890 and $2,868,289, respectively.

Intangible Assets – Intangible assets subject to amortization consisted of the following:

	As of September 30, 2021			As of December 31, 2020
	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	$19,070,857	$(11,576,450)	$7,494,407	$19,070,857	$(8,283,740)	$10,787,117
Noncompete agreement	480,000	(480,000)	-	480,000	(480,000)	-
Trade name	3,328,000	(712,292)	2,615,708	3,328,000	(503,342)	2,824,658
Subscriber relationships	73,458,799	(28,992,944)	44,465,855	73,458,799	(18,105,041)	55,353,758
Advertiser relationships	2,240,000	(510,922)	1,729,078	2,240,000	(332,515)	1,907,485
Database	2,396,887	(904,030)	1,492,857	1,140,000	(531,183)	608,817
Subtotal amortizable intangible assets	100,974,543	(43,176,638)	57,797,905	99,717,656	(28,235,821)	71,481,835
Website domain name	20,000	-	20,000	20,000	-	20,000
Total intangible assets	$100,994,543	$(43,176,638)	$57,817,905	$99,737,656	$(28,235,821)	$71,501,835

Amortization expense for the three months ended September 30, 2021 and 2020 was $5,038,837 and $5,093,076, respectively. Amortization expense for the nine months ended September 30, 2021 and 2020 was $14,940,817 and $15,220,591, respectively. No impairment charges have been recorded during the nine months September 30, 2021 and 2020.

Other Long-term Liabilities – Other long-term liabilities consisted of the following:

	As of
	September 30, 2021	December 31, 2020
Lease termination payments	$7,269,469	$541,381
Deferred cash payments	666,677	-
Other	136,296	211,984
	$8,072,442	$753,365